Dividends (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Interim Dividends

	$ per share			$ million
	2022	2021 [A]	2020 [A]	2022	2021 [B]	2020 [B]
Cash:
March	0.24	0.1665	0.47	1,829	1,290	3,482
June	0.25	0.1735	0.16	1,850	1,331	1,239
September	0.25	0.24	0.16	1,818	1,854	1,236
December	0.25	0.24	0.1665	1,786	1,846	1,313
Total	0.99	0.82	0.9565	7,283	6,321	7,270
[A]In 2021 and 2020 Shell plc declared equal amounts of dividends per A and B share as presented in the table for those years.
[B]Dividends paid on A share totalled in 2021: $3,330 million and in 2020: $3,860 million; dividends paid on B share totalled in 2021: $2,991 million and in 2020: $3,410 million.